Segment information - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	$ 59,700	$ 64,365
Less: equity investee's propery, plant and equipment	(844)	(934)
Total consolidated property, plant and equipment	58,856	63,431
Intangible assets and goodwill	16,185	19,999
Less: equity investees’ intangible assets	0	0
Total consolidated intangible assets	16,185	19,999
Total	75,885	84,364
Less: equity investee's long lived assets	(844)	(934)
Total consolidated long-lived assets	75,041	83,430
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	22,534	23,470
Intangible assets and goodwill	12,883	16,067
Total	35,417	39,537
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	31,909	35,089
Intangible assets and goodwill	192	237
Total	32,101	35,326
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	951	1,210
Intangible assets and goodwill	0	0
Total	951	1,210
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	3,423	2,870
Intangible assets and goodwill	3,110	3,695
Total	6,533	6,565
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	883	1,726
Intangible assets and goodwill	0	0
Total	$ 883	$ 1,726